Fair Value of Financial Instruments - Summary of Financial Instruments Designated At Fair Value Through Profit Or Loss (Detail) - CAD ($) $ in Millions	Jul. 31, 2019	Apr. 30, 2019	Oct. 31, 2018
Securities
Amortized cost	$ 15,024	$ 7,881	$ 6,485
Loans
Consumer instalment and other personal	65,989	64,454	63,225
Credit cards	8,749	8,467	8,329
Business and government	222,857	221,253	194,456
Loans gross of allowance for loan losses	419,649	414,952	385,630
Deposits	553,383	548,837	520,928
Securitization and structured entities' liabilities	25,544	25,621	25,051
Subordinated debt	6,876	$ 6,953	6,782
Not Carried At Fair Value [member] | At carrying value [member]
Securities
Amortized cost	15,024		6,485
Loans
Residential mortgages	121,989		119,544
Consumer instalment and other personal	65,465		62,687
Credit cards	8,504		8,099
Business and government	219,681		192,225
Loans gross of allowance for loan losses	415,639		382,555
Deposits	537,378		506,742
Securitization and structured entities' liabilities	25,544		25,051
Subordinated debt	6,876		6,782
Not Carried At Fair Value [member] | Fair Value [Member]
Securities
Amortized cost	15,102		6,288
Loans
Residential mortgages	122,548		118,609
Consumer instalment and other personal	65,806		62,618
Credit cards	8,504		8,099
Business and government	220,625		191,989
Loans gross of allowance for loan losses	417,483		381,315
Deposits	538,311		506,581
Securitization and structured entities' liabilities	25,753		24,838
Subordinated debt	$ 7,174		$ 6,834